Derivatives Instruments Recognized on Consolidated Statement of Operations (Details) - Fair Value Hedge - Foreign Exchange Forward - Foreign Currency and Other, Net - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 29, 2014	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012
Derivative Instruments, Gain (Loss) [Line Items]
(Gain) Loss recognized in income	$ 1,844	$ (10,756)	$ (14,340)	$ (1,248)	$ (2,706)
Undesignated hedges:
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	1,900
Providência Contracts [Member] | Undesignated hedges:
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	1,925	(10,756)
Providência Instruments [Member] | Undesignated hedges:
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	(240)	0	(786)	0	0
Healthcare Euro Contracts | Healthcare Line | Undesignated hedges:
Derivative Instruments, Gain (Loss) [Line Items]
(Gain) Loss recognized in income			0	0	(147)
Hygiene Euro Contracts | Hygiene Line | Designated hedges:
Derivative Instruments, Gain (Loss) [Line Items]
(Gain) Loss recognized in income			0	(449)	(2,559)
Hygiene Euro Contracts | Hygiene Line | Undesignated hedges:
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	$ 159	$ 0	0	(799)	0
Bridge Loan | Undesignated hedges:
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net			$ (13,554)	$ 0	$ 0